Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	99 Months Ended		120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class A
Average Annual Return, Percent	4.22%	2.91%			4.01%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class C
Average Annual Return, Percent	6.64%	3.03%			3.74%
Class F
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class F
Average Annual Return, Percent	8.72%	4.07%		4.31%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
Average Annual Return, Percent	8.66%	3.99%			4.72%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class R
Average Annual Return, Percent	8.18%	3.55%			4.25%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Z
Average Annual Return, Percent	8.72%	4.07%			4.79%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%	3.70%			4.41%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	7.64%	3.03%			3.74%
ICE BofA Fixed Rate Preferred Securities Index, Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent	3.59%	2.68%			4.08%
ICE BofA Fixed Rate Preferred Securities Index, Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent	3.59%	2.68%			4.08%
ICE BofA Fixed Rate Preferred Securities Index, Class F
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent	3.59%	2.68%		3.34%
ICE BofA Fixed Rate Preferred Securities Index, Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent	3.59%	2.68%			4.08%
ICE BofA Fixed Rate Preferred Securities Index, Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent	3.59%	2.68%			4.08%
ICE BofA Fixed Rate Preferred Securities Index, Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA Fixed Rate Preferred Securities Index
Average Annual Return, Percent	3.59%	2.68%			4.08%
Linked Blended Benchmark, Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Linked Blended Benchmark1
Average Annual Return, Percent	7.71%	3.76%			4.68%
ICE BofA U.S. All Capital Securities Index, Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	6.87%	3.62%			4.50%
Linked Blended Benchmark, Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Linked Blended Benchmark1
Average Annual Return, Percent	7.71%	3.76%			4.68%
ICE BofA U.S. All Capital Securities Index, Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	6.87%	3.62%			4.50%
Linked Blended Benchmark, Class F
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Linked Blended Benchmark1
Average Annual Return, Percent	7.71%	3.76%		4.41%
ICE BofA U.S. All Capital Securities Index, Class F
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	6.87%	3.62%		4.04%
Linked Blended Benchmark, Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Linked Blended Benchmark1
Average Annual Return, Percent	7.71%	3.76%			4.68%
ICE BofA U.S. All Capital Securities Index, Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	6.87%	3.62%			4.50%
Linked Blended Benchmark, Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Linked Blended Benchmark1
Average Annual Return, Percent	7.71%	3.76%			4.68%
ICE BofA U.S. All Capital Securities Index, Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	6.87%	3.62%			4.50%
Linked Blended Benchmark, Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Linked Blended Benchmark1
Average Annual Return, Percent	7.71%	3.76%			4.68%
ICE BofA U.S. All Capital Securities Index, Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	6.87%	3.62%			4.50%